Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Successor [Member]
Less: Accumulated depreciation and impairment	$ (3,237)
Land	5,266
Capital work in progress	7,609
Property, plant and equipment net	324,379
Predecessor [Member]
Less: Accumulated depreciation and impairment		$ (212,023)
Land		9,380
Capital work in progress		5,653
Property, plant and equipment net		264,269
Buildings and Leasehold Improvements [Member] | Successor [Member]
Property, plant and equipment gross	$ 22,715
Buildings and Leasehold Improvements [Member] | Predecessor [Member]
Property, plant and equipment gross		33,127
Buildings and Leasehold Improvements [Member] | Minimum [Member]
Property and equipment estimated useful lives	5 years
Buildings and Leasehold Improvements [Member] | Maximum [Member]
Property and equipment estimated useful lives	25 years
Drilling Rigs, Plant and Equipment [Member] | Successor [Member]
Property, plant and equipment gross	$ 247,406
Drilling Rigs, Plant and Equipment [Member] | Predecessor [Member]
Property, plant and equipment gross		409,462
Drilling Rigs, Plant and Equipment [Member] | Minimum [Member]
Property and equipment estimated useful lives	3 years
Drilling Rigs, Plant and Equipment [Member] | Maximum [Member]
Property and equipment estimated useful lives	15 years
Furniture and Fixtures [Member]
Property and equipment estimated useful lives	5 years
Furniture and Fixtures [Member] | Successor [Member]
Property, plant and equipment gross	$ 1,419
Furniture and Fixtures [Member] | Predecessor [Member]
Property, plant and equipment gross		2,871
Office Equipment and Tools [Member] | Successor [Member]
Property, plant and equipment gross	$ 39,459
Office Equipment and Tools [Member] | Predecessor [Member]
Property, plant and equipment gross		6,822
Office Equipment and Tools [Member] | Minimum [Member]
Property and equipment estimated useful lives	3 years
Office Equipment and Tools [Member] | Maximum [Member]
Property and equipment estimated useful lives	6 years
Vehicles and Cranes [Member] | Successor [Member]
Property, plant and equipment gross	$ 3,742
Vehicles and Cranes [Member] | Predecessor [Member]
Property, plant and equipment gross		$ 8,977
Vehicles and Cranes [Member] | Minimum [Member]
Property and equipment estimated useful lives	5 years
Vehicles and Cranes [Member] | Maximum [Member]
Property and equipment estimated useful lives	8 years